Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	AXIH
Entity Registrant Name	AXION INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0000753048
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,982,772	$ 785,612
Accounts receivable, net of allowance for doubtful accounts	701,155	22,529
Inventories	1,528,491	140,594
Prepaid expenses and deposits	203,445	149,902
Total current assets	4,415,863	1,098,637
Property and equipment, net	1,047,136	86,654
Other long-term and intangible assets:
License, at acquisition cost	68,284	68,284
Deposits	10,713	10,713
Other Assets, Noncurrent, Total	78,997	78,997
Total assets	5,541,996	1,264,288
Current liabilities:
Accounts payable	1,175,462	1,045,312
Accrued liabilities	359,715	199,148
Convertible revolving credit agreement, net of discounts	160,794
Derivative liability	113,271
Current portion of convertible debt, net of discounts	566,785	580,140
Total current liabilities	2,376,027	1,824,600
Convertible debt, net of discount		303,960
Fair value of 10% convertible preferred stock warrants	487,555
Total liabilities	2,863,582	2,128,560
Commitments and contingencies
Stockholders' deficit:
Common stock, no par value; authorized, 100,000,000 shares; 25,007,261 and 23,305,704 shares issued and outstanding at December 31, 2011 and 2010, respectively	22,375,644	17,818,336
Accumulated deficit	(26,744,413)	(18,682,608)
Total stockholders' deficit	(4,368,769)	(864,272)
Total liabilities and stockholders' deficit	5,541,996	1,264,288
10% Convertible Preferred Stock
Stockholders' deficit:
Temporary Equity	6,804,683
Redeemable Common Stock
Stockholders' deficit:
Temporary Equity	$ 242,500

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, no par value
Common stock, authorized	100,000,000	100,000,000
Common stock, shares issued	25,007,261	23,305,704
Common stock, shares outstanding	25,007,261	23,305,704
10% Convertible Preferred Stock
Temporary Equity, no par value
Temporary Equity, authorized	880,000
Temporary Equity, issued	752,273
Temporary Equity, outstanding	752,273
Redeemable Common Stock
Temporary Equity, no par value
Temporary Equity, issued	250,000
Temporary Equity, outstanding	250,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2010
Revenue		$ 3,885,020	$ 1,560,633
Costs sales		3,772,084	1,504,095
Gross margin		112,936	56,538
Operating expenses:
Research and development	43,066	533,403	242,605
Marketing and sales	71,086	509,948	358,402
General and administrative	1,925,595	5,669,352	5,620,137
Depreciation and amortization	74,194	114,194	268,006
Total operating costs and expenses	2,113,941	6,826,897	6,489,150
Loss from operations	(2,113,941)	(6,713,961)	(6,432,612)
Other expenses:
Interest expense	27,052	156,645	107,276
Amortization of debt discounts	133,786	1,196,591	564,365
Gain from change in fair value of derivative liability		(5,392)
Total other expenses	160,838	1,347,844	671,641
Loss before provision for income taxes	(2,274,779)	(8,061,805)	(7,104,253)
Provision for income taxes
Net loss	(2,274,779)	(8,061,805)	(7,104,253)
Accretion of preferred dividends and beneficial conversion feature		(624,833)
Net loss attributable to common shareholders	$ (2,274,779)	$ (8,686,638)	$ (7,104,253)
Weighted average common shares - basic and diluted	23,042,108	24,352,072	20,752,217
Basic and diluted net loss per share	$ (0.1)	$ (0.36)	$ (0.34)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total USD ($)	Private Placement USD ($)	Debt Conversion and Accrued Interest USD ($)	Services and License Agreement USD ($)	Debt Conversion USD ($)	10% Convertible Preferred Stock USD ($)	Interest Payments USD ($)	Debt USD ($)	Common Shares	Common Shares Private Placement	Common Shares Debt Conversion and Accrued Interest	Common Shares Services and License Agreement	Common Shares Debt Conversion	Common Shares 10% Convertible Preferred Stock	Common Shares Interest Payments	Additional Paid-in Capital and Common Stock USD ($)	Additional Paid-in Capital and Common Stock Private Placement USD ($)	Additional Paid-in Capital and Common Stock Debt Conversion and Accrued Interest USD ($)	Additional Paid-in Capital and Common Stock Services and License Agreement USD ($)	Additional Paid-in Capital and Common Stock Debt Conversion USD ($)	Additional Paid-in Capital and Common Stock 10% Convertible Preferred Stock USD ($)	Additional Paid-in Capital and Common Stock Interest Payments USD ($)	Additional Paid-in Capital and Common Stock Debt USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Sep. 30, 2009	$ 706,101															$ 10,009,677								$ (9,303,576)
Beginning Balance (in shares) at Sep. 30, 2009									19,243,669
Shares issued pursuant to debt conversion and accrued interest (in shares)											1,005,330
Shares issued pursuant to debt conversion and accrued interest			647,716															647,716
Shares issued pursuant to exercise of warrants (in shares)									18,972
Shares issued (in shares)										1,761,340
Shares issued		2,664,260															2,664,260
Share-based compensation (in shares)									824,726
Share-based compensation	2,285,184															2,285,184
Warrants issued in connection with debt instruments	152,463															152,463
Recognition of beneficial conversion features pursuant to debt modification	209,440															209,440
Net loss	(7,104,253)																							(7,104,253)
Ending Balance at Sep. 30, 2010	(439,089)															15,968,740								(16,407,829)
Ending Balance (in shares) at Sep. 30, 2010									22,854,037
Shares issued (in shares)										416,667		35,000
Shares issued		500,000		36,750													500,000		36,750
Share-based compensation	1,312,846															1,312,846
Net loss	(2,274,779)																							(2,274,779)
Ending Balance at Dec. 31, 2010	(864,272)															17,818,336								(18,682,608)
Beginning Balance (in shares) at Dec. 31, 2010									23,305,704
Shares issued pursuant to debt conversion and accrued interest (in shares)													503,408	60,000
Shares issued pursuant to debt conversion and accrued interest					462,067	75,000														462,067	75,000
Shares issued pursuant to exercise of warrants (in shares)									294,115
Shares issued pursuant to exercise of warrants	200															200
Shares issued (in shares)												484,940			33,426
Shares issued				654,308			36,183												654,308			36,183
Shares issued for dividend payments (in shares)									325,668
Shares issued for dividend payments	352,032															352,032
Share-based compensation	2,626,625															2,626,625
Recognition of beneficial conversion features - 10% convertible preferred stock						375,726															375,726
Recognition of beneficial conversion features pursuant to debt modification								600,000															600,000
Accretion of dividend on 10% convertible preferred stock	(528,652)															(528,652)
Accretion of beneficial conversion feature on 10% convertible preferred stock	(96,181)															(96,181)
Net loss	(8,061,805)																							(8,061,805)
Ending Balance at Dec. 31, 2011	$ (4,368,769)															$ 22,375,644								$ (26,744,413)
Ending Balance (in shares) at Dec. 31, 2011									25,007,261

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2010
Cash flow from operating activities:
Net loss	$ (2,274,779)	$ (8,061,805)	$ (7,104,253)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	74,195	137,707	268,005
Fair value of warrants for redeemable preferred stock		487,555
Change in fair value of derivative liability		(5,392)
Share-based compensation	1,349,596	3,280,933	2,952,443
Allowance for doubtful accounts		32,731
Changes in operating assets and liabilities:
Accounts receivable	386,763	(711,357)	(95,265)
Inventories	(10,141)	(1,387,897)	(53,920)
Prepaid expenses and deposits	(85,175)	(53,543)	(62,812)
Accounts payable	(57,570)	218,400	555,962
Accrued liabilities	(91,772)	160,567	(54,542)
Net cash used in operating activities	(575,097)	(4,940,241)	(3,030,018)
Cash flows from investing activities:
Purchase of property and equipment	(477)	(1,098,189)	(122,030)
Net cash used in investing activities	(477)	(1,098,189)	(122,030)
Cash flows from financing activities:
Proceeds from issuance of 10% convertible preferred stock, net		6,769,390
Proceeds from convertible revolving credit agreement		466,000
Proceeds from convertible debt			710,000
Repayments on convertible debt	(25,710)		(300,000)
Issuance of common stock, net	500,000	200	2,371,428
Net cash provided by financing activities	474,290	7,235,590	2,781,428
Net increase (decrease) in cash and cash equivalents	(101,284)	1,197,160	(370,620)
Cash and cash equivalents at beginning of period	886,896	785,612	1,257,516
Cash and cash equivalents at end of period	785,612	1,982,772	886,896
Cash transactions:
Cash paid for interest	3,773	123,315	69,469
Non-cash investing and financing activities:
Shares issued pursuant to conversion of debt		462,067	278,236
Accretion of dividends on 10% convertible preferred stock		528,652
Debt Conversion
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount	133,786	692,685	564,364
Preferred Stock Discount
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount		213,218
Revolving Credit Agreement
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount		$ 55,957

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

(a)         Business and Basis of Financial Statement Presentation

Axion International Holdings, Inc. (“Holdings”), was formed in 1981.   In November 2007, Holdings entered into an Agreement and Plan of Merger, among Holdings, Axion Acquisition Corp., a Delaware corporation and a newly created direct wholly-owned subsidiary of Holdings (the “Merger Sub”), and Axion International, Inc., a Delaware corporation which incorporated on August 6, 2006 with operations commencing in November 2007 (“Axion”).  On March 20, 2008 (the “Effective Date”), Holdings consummated the merger (the “Merger”) of Merger Sub into Axion, with Axion continuing as the surviving corporation and a wholly-owned subsidiary of Holdings.  The accompanying consolidated financial statements represent those of Axion for all periods prior to the consummation of the Merger.

Our consolidated financial statements include the accounts of our majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

On January 18, 2011, the Board of Directors approved a change in the Company’s fiscal year end from September 30 to December 31. We filed a transitional report for the three month period ended December 31, 2010 on Form 10-KT on May 2, 2011.

(b)         Statement of Cash Flows

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

(c)  Property and Equipment

Property and equipment are recorded at cost and depreciated and amortized using the straight-line method over estimated useful lives of two to five years.  Costs incurred that extend the useful life of the underlying asset are capitalized and depreciated over the remaining useful life. Repairs and maintenance are charged directly to operations as incurred.

Our property and equipment is comprised of the following:

	December 31, 2011	December 31, 2010
Property and equipment, at cost:
Equipment	$13,754	$13,754
Machinery and equipment	1,618,701	520,512
Purchased software	56,404	56,404
Furniture and fixtures	14,040	14,040

	1,702,899	604,710
Less accumulated depreciation	(655,763)	(518,056)
Net property and leasehold improvements	$1,047,136	$86,654

Depreciation expense included as a charge to income during the years ended December 31, 2011 and 2010 was $137,707 and $277,836, respectively. Of the amount charged to income during the year ended December 31, 2011, $23,512 was charged to costs of sales and the remainder to operating expenses.

(d)         Allowance for Doubtful Accounts

We accrue a reserve on a receivable when, based upon the judgment of management, it is probable that a receivable will not be collected and the amount of any reserve may be reasonably estimated.  As of December 31, 2011, we provided an allowance of $32,731 for doubtful accounts and as of December 31, 2010 we did not provide an allowance for doubtful accounts.

(e) Intangibles and Exclusive Agreement

In February 2007, we acquired an exclusive, royalty-bearing license in specific but broad global territories to make, have made, use, sell, offer for sale, modify, develop, import, and export products made using patent applications owned by Rutgers University(“Rutgers”).  We are using these patented technologies in the production of our composite rail ties and structural building products such as pilings, I-beams, T-beams and boards of various sizes.

We paid approximately $32,000 and issued 714,447 shares of our Common Stock as consideration to Rutgers.  We had estimated the fair market value of the consideration received in exchange for the shares totaled approximately $20,000.  We recorded these amounts, as well as legal expenses we incurred to acquire the license, as an intangible asset.  The license has an indefinite life and is tested for impairment on an annual basis

We are obligated to pay royalties on various product sales to Rutgers, and to reimburse Rutgers for certain patent defense costs.   Royalties incurred and payable to Rutgers, for the years ended December 31, 2011 and 2010 were $200,000 and $80,000, respectively. We did not pay for any patent defense costs to Rutgers, for the years ended December 31, 2011 and 2010. In addition to consulting fees for research and development performed at Rutgers from time to time, we also pay annual membership dues to AIMPP, a department of Rutgers.

 (f)          Revenue and Cost Recognition

In accordance with FASB ASC 605 “Revenue Recognition”, revenue is recognized when persuasive evidence of an agreement with the customer exists, products are shipped or title passes pursuant to the terms of the agreement with the customer, the amount due from the customer is fixed or determinable, collectability is reasonably assured, and there are no significant future performance obligations.

We recognize revenue when a fixed commitment to purchase the products is received, title or ownership has passed to the customer and we do not have any specific performance obligations remaining, such that the earnings process is complete. In most cases, we receive a purchase order from our customer specifying the products requested and delivery instructions. We recognize revenue upon our delivery of the products as specified in the purchase order.

In other cases where we have a contract which provides for a large number of products and few actual deliveries, the revenues are recorded each month as the products are produced and the risk of ownership passes to the customer upon pre-delivery acceptance. Prior to deliveries, our customer’s products are segregated from our inventory and not available for fulfilling other orders.

Even though our current business strategy entails selling our products pursuant to purchase orders, in the past we entered into contracts to provide products and services. In those situations, customers were billed based on the terms included in the contracts, which were generally upon delivery of products ordered or services provided, or achievement of certain milestones defined in the contracts.  When billed, such amounts were recorded as accounts receivable.  Revenue earned in excess of billings represented revenue related to services completed but not billed, and billings in excess of revenue earned represented billings in advance of services performed. Contract costs included all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and depreciation costs.  Losses on contracts were recognized in the period such losses were determined.  Changes in job performance, job conditions, and estimated profitability, including those arising from contract penalty provisions, and final contract settlements may have resulted in revisions to costs and income and were recognized in the period in which the revisions are determined.

Under our third-party contract manufacturing arrangements, our costs of sales are predominately comprised of the cost of raw materials and the costs and expenses associated with the third-party manufacturer producing the finished product. Under one arrangement, we purchase and supply the raw materials to the third-party manufacturer who we pay a per-pound cost to produce the finished product. Under our other arrangement the third-party manufacturer sources and pays for the raw materials and we purchase the finished product from them at a cost per unit. In addition, for that arrangement, we are responsible for any costs of raw materials purchased by the third-party manufacturer in excess of the arrangement’s reference prices and we share any savings for purchases below the reference prices.  Our costs of sales may vary significantly as a result of the variability in the cost of our raw materials and the efficiency with which we plan and execute our manufacturing processes.

We do not believe warranty obligations are significant on completed contracts or shipments pursuant to purchase orders.

(g)      Income Taxes

We use the asset and liability method of accounting of income taxes pursuant to the provisions of FASB ASC 740 “Income Taxes”, which establishes deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized and prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 requires a company to recognize the financial statement effect of a tax position when it is “more-likely-than-not” (defined as a substantiated likelihood of more than 50%), based on the technical merits of the position, that the position will be sustained upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements based upon the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Our inability to determine that a tax position meets the “more-likely-than-not” recognition threshold does not mean that the Internal Revenue Service (“IRS”) or any other taxing authority will disagree with the position that we have taken.

If a tax position does not meet the “more-likely-than-not” recognition threshold, despite our belief that our filing position is supportable, the benefit of that tax position is not recognized in the statements of operations and we are required to accrue potential interest and penalties until the uncertainty is resolved. Potential interest and penalties are recognized as a component of the provision for income taxes which is consistent with our historical accounting policy. Differences between amounts taken in a tax return and amounts recognized in the financial statements are considered unrecognized tax benefits. We believe that we have a reasonable basis for each of our filing positions and intend to defend those positions if challenged by the IRS or another taxing jurisdiction. If the IRS or other taxing authorities do not disagree with our position, and after the statute of limitations expires, we will recognize the unrecognized tax benefit in the period that the uncertainty of the tax position is eliminated.

We believe that there are no uncertain tax positions that fail to meet the more likely than not recognition threshold to be sustained upon examination. As such, a tabular presentation of those tax benefits taken that do not qualify for recognition is not presented.

(h)         Impairment of Long-Lived Assets Other Than Goodwill

We assess the potential for impairment in the carrying values of our long-term assets whenever events or changes in circumstances indicate such impairment may have occurred.  An impairment charge to current operations is recognized when the estimated undiscounted future net cash flows of the asset are less than its carrying value. Any such impairment is recognized based on the differences in the carrying value and estimated fair value of the impaired asset.

(i)          Share-Based Compensation

We record share-based compensation for transactions in which we exchange our equity instruments for services of employees, consultants and others based on the fair value of the equity instruments issued at the date of grant or other measurement date.  The fair value of common stock awards is based on the observed market value of our stock.  We calculate the fair value of options and warrants using the Black-Scholes option pricing model.  Expense is recognized, net of expected forfeitures, over the period of performance.  When the vesting of an award is subject to performance conditions, no expense is recognized until achievement of the performance condition is deemed to be probable.

(j)         Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing earnings (loss) available to common shareholders by the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per share includes the effects of the potential dilution of outstanding options, warrants, and convertible debt on our common stock as determined using the treasury stock method. For the years ended December 31, 2011 and 2010, there were no dilutive effects of such securities because we incurred a net loss in each period.  As of December 31, 2011, we have approximately 19.0 million potential common shares issuable under our convertible instruments, warrant and stock option agreements.

(k)         Fair Value of Financial Instruments

In January 2008, we adopted the provisions under FASB for Fair Value Measurements, which define fair value for accounting purposes, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements.  Our adoption of these provisions did not have a material impact on our consolidated financial statements.  Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date.  The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability.  Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value.  Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment.  These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability.  We have categorized our financial assets and liabilities that are recurring at fair value into a three-level hierarchy in accordance with these provisions.

(l)          Concentration of Credit Risk

We maintain our cash with two major U.S. domestic banks. The amount held in both of the banks exceeds the insured limit of $250,000 from time to time and was approximately $1.5 million at December 31, 2011.  We have not incurred losses related to these deposits.

(m)         Operating Cycle

In accordance with industry practice, we may include in current assets and liabilities amounts relating to long-term contracts, which generally have operating cycles extending beyond one year. Other assets and liabilities are classified as current and non-current on the basis of expected realization within or beyond one year.

(n) Use of Estimates

The preparation of our financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

(o) Redeemable Common Stock

We account for redeemable common stock in accordance with ASC 480-10-S99-3A “Classification and Measurement of Redeemable Securities,” which provides that securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. Accordingly, 250,000 shares of common stock issued as a commitment fee, pursuant to the revolving credit agreement are classified outside of permanent equity at redemption value. We recognize changes in the redemption value in the period they occur and adjust the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

(p) Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not, or are not believed by management to, have a material impact on the Company’s present or future financial statements.

Going Concern	12 Months Ended
Dec. 31, 2011
Going Concern

Note 2 – Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates our continuation as a going concern.  We have working capital of approximately $2.0 million, a stockholders’ deficit of approximately $4.4 million and have accumulated losses to date of approximately $26.7 million.  This raises substantial doubt about our ability to continue as a going concern.  In view of these matters, realization of certain of the assets in the accompanying balance sheet is dependent upon our ability to meet our financing requirements, raise additional capital, and the success of our business plan and future operations.   We are seeking additional means of financing to fund our business plan.  There is no assurance that we will be successful in raising sufficient funds to assure our eventual profitability.  We believe that actions planned and presently being taken to revise our operating and financial requirements provide us the opportunity to continue as a going concern. The financial statements do not include any adjustments that might result from these uncertainties.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories

Note 3 - Inventories

Inventories are priced at the lower of cost or market and consist primarily of raw materials, parts for assembling our finished products and finished products.

As of December 31, 2011 and 2010, our inventories consisted of:

	December 31, 2011	December 31, 2010

Finished products	$1,032,798	$104,754
Parts	13,790	-
Production materials	481,903	35,840
Total inventories	$1,528,491	$140,594

Since we engage third-party contract manufacturers to produce our finished products, and in certain situations we provide them the raw materials, our inventories at December 31, 2011 and 2010 are located at the third-party contract manufacturing locations. We carry adequate insurance for loss on this inventory.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities

Note 4 - Accrued Liabilities

The components of accrued liabilities are:

	December 31, 2011	December 31, 2010
Royalties	$239,129	$-
Payable to insurer pursuant to policy terms	-	100,000
Payroll	54,325	23,642
Sales tax payable	29,112	-
Insurance premiums payable	20,320	12,985
Interest	-	54,852
Miscellaneous	16,829	7,669
Total accrued liabilities	$359,715	$199,148

Convertible Revolving Credit Agreement	12 Months Ended
Dec. 31, 2011
Convertible Revolving Credit Agreement

Note 5 - Convertible Revolving Credit Agreement

During the year ended December 31, 2011, we entered into a convertible revolving credit agreement (the “Agreement”) with a private investor (“Lender”). Under the terms of the Agreement, Lender has agreed to lend us up to $2,000,000 on a revolving basis (the “Loan”). The Loan bears interest at 12% per annum on the outstanding principal amount. The Lender may elect to have all or a portion of accrued interest paid in shares of our common stock. The common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the variable weighted average price (“VWAP”) for our common stock for the thirty days ending one trading prior to the date of issuance of such shares. The Loan will mature on September 30, 2012.

The Lender may convert up to fifty percent of the trailing ninety day average of outstanding principal amount under the Loan into shares of our common stock. Such common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the VWAP for our common stock for any thirty days ending one trading prior to the date of issuance of such shares.

In consideration for the Loan, we issued to Lender 250,000 shares of our restricted common stock. We have agreed to register the common stock issued to Lender within six months from date of closing provided, however, if such common stock is not registered Lender may redeem all of Lender’s unregistered stock in cash at a price equal to the greater of (a) the average VWAP for the thirty days ending one trading day prior to the date of issuance or (b) $0.90 per share. Lender agreed to waive any notice requirements under the Agreement in connection with our sale of certain securities pursuant to a registration statement on Form S-1, which we initially filed on December 22, 2011 and may amend from time to time thereafter. We accounted for this redeemable common stock outside of permanent equity at redemption value and recognize changes in the redemption value in the period it occurs and adjust the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

The fair value at issuance of the shares given as consideration and the fair value of the beneficial conversion feature were recorded as a discount to the revolving credit agreement outstanding loan, and are amortized over the term of the revolving credit agreement. During the year ended December 31, 2011, we amortized approximately $56,000 of the revolving credit agreement discount to other expenses in our statement of operations. The unamortized balance will be fully amortized through the maturity date – September 30, 2012.

We gave Lender a security interest in all of our inventory and accounts receivable pursuant to terms of a security agreement.

During the year ended December 31, 2011, we borrowed $466,000 under the Agreement, which is still outstanding at December 31, 2011.

The components of convertible revolving credit agreement are summarized as follows:

	Due	December 31, 2011	December 31, 2010
12% convertible debt	September 30, 2012	$466,000	$-
Debt discount		(305,206)	-
Total		$160,794	$-

Derivative Liability	12 Months Ended
Dec. 31, 2011
Derivative Liability

Note 6 - Derivative Liability

The convertible revolving credit agreement (see Note 5) entered into during the year ended December 31, 2011 meets the definition of a hybrid instrument, as defined in ASC Topic 815 “Derivatives and Hedging”. The hybrid instrument is comprised of a (i) a debt instrument, as the host contract and (ii) an option to convert the debt outstanding under the revolving credit agreement into shares of our common stock, as an embedded derivative. The embedded derivative derives its value based on the underlying fair value of the shares of our common stock. The embedded derivative is not clearly and closely related to the underlying host debt instrument since the economic characteristics and risk associated with this derivative are based on the common stock fair value.

We determined the fair value of the embedded derivative and record it as a discount to the debt and a derivative liability on the date of issue. The discount is amortized to other expenses over the term of the revolving credit agreement and will be fully amortized at the maturity of the agreement on September 30, 2012. Upon conversion of the debt to equity, any remaining unamortized discount is charged to financing expense.

The embedded derivative does not qualify as a fair value or cash flow hedge under ASC 815. Accordingly, changes in the fair value of the embedded derivative are immediately recognized in earnings and classified as a gain or loss on the embedded derivative financial instrument in the accompanying statements of operations. We recognized a gain of approximately $5,400 for the year ended December 31, 2011.

We are required to disclose the fair value measurements required by Accounting for Fair Value Measurements. The derivative liability recorded at fair value in the balance sheet as of December 31, 2011 is categorized based upon the level of judgment associated with the inputs used to measure its fair value. Hierarchical levels, defined by Fair Value Measurements are directly related to the amount of subjectivity associated with the inputs to fair valuation of the liability is as follows:

Level 1 —	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 —	Inputs other than Level 1 inputs that are either directly or indirectly observable; and

Level 3 —	Unobservable inputs, for which little or no market data exist, therefore requiring an entity to develop its own assumptions.

The following table summarizes the financial liability measured at fair value on a recurring basis as of December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

				Liabilities
	Level 1	Level 2	Level 3	at fair value
Derivative liability	$-	$-	$113,271	$113,271
Total	$-	$-	$113,271	$113,271

The following table is a reconciliation of the derivative liability for which Level 3 inputs were used in determining fair value:

Beginning balance as of January 1, 2011	$-
Fair value of conversion feature	118,663
Gain in fair value	(5,392)
Ending balance as of December 31, 2011	$113,271

In accordance with Accounting for Derivative Instruments and Hedging, we calculated the fair value of the revolving credit agreement conversion feature using the Black–Scholes option pricing model and the assumptions used in the model were as follows:

December 31, 2011
Expected volatility	71%
Expected life (months)	9
Risk free interest rate	0.11%
Forfeiture rate	-
Dividend rate	-

Convertible Debt	12 Months Ended
Dec. 31, 2011
Convertible Debt

Note 7 - Convertible Debt

The components of debt are summarized as follows.

	Due	December 31, 2011	December 31, 2010
8.75% convertible debenture	January 2012	$172,500	$172,500
10% convertible debenture	June 2012	600,000	600,000
7% convertible note	May 2012	-	350,000
10% convertible note	February 2012	-	60,000
Subtotal - principal		772,500	1,182,500
Debt discount		(205,715)	(298,400)
		566,785	884,100
Less: current portion		(566,785)	(580,140)
Total long term debt		$-	$303,960

8.75% Convertible Debenture

In January 2011, the holder of our 8.75% convertible debenture agreed to extend the maturity date to January 2012 and to amend a term which will now allow us to pay dividends on any financing transaction entered into between the effective date of the amendment and April 30, 2011. We agreed to eliminate our ability to pay interest on this debenture in shares of our common stock in lieu of cash and our ability to optionally redeem the debenture. We also agreed to amend the volume weighted average trading price at which we could force conversion to $2.50 from $0.80. Subsequent to December 31, 2011, the 8.75% convertible debenture was paid upon maturity.

10% Convertible Debentures

Our 10% convertible debentures were issued under purchase agreements during the year ended September 30, 2009, together with warrants, for aggregate proceeds of $600,000.  The total of the fair value of the warrants, as determined using the Black-Scholes pricing model, and the value of the beneficial conversion features contained in the debentures, representing the difference between the fair value of common stock issuable upon conversion at the date of purchase and the amount of proceeds allocated to the note, exceeded the proceeds received.  Accordingly, we recorded a discount on the debentures equal to the principal amount of the debentures.  The recorded discount on these debentures is amortized to interest expense through the scheduled maturity dates.

Effective January 14, 2011, the holders of our 10% Convertible Debentures, originally due in February and March 2011, agreed to extend the maturity dates to June 30, 2012 and to the elimination of the prohibition of paying dividends or distributions on any of our equity securities. We agreed to amend the interest rate to 15% if paid in cash and to 18% (from 12%) if paid with shares of our common stock at the rate of one share of common stock for each $0.60 (from $0.90) of interest. We also agreed to reduce the conversion price, as defined, to $0.60, from $0.90 and to amend the volume weighted average trading price at which we could force conversion to $2.50 from $2.00. In addition, for each calendar month after February or March 2011 that these debentures remain outstanding, we will issue a warrant exercisable for three years for a number of shares of our common stock equal to the 5% of the outstanding principal divided by $0.90. These warrants will be exercisable at $0.90 per share. During the year ended December 31, 2011, we issued such warrants with fair values as determined by the Black-Scholes option pricing model of $234,731, which has been charged to interest expense.

Even though these modifications to our 10% Convertible Debentures resulted in less than a ten percent difference in the present value of cash flows between the original terms and the modified terms, the fair value of the conversion options was substantially greater than ten percent. We have therefore, accounted for the modification of these debentures as an extinguishment of the original debt and the establishment of new debt. Under the terms of the modified 10% Convertible Debentures, the total of the fair value of the warrants, as determined using the Black-Scholes pricing model, and the value of the beneficial conversion features contained in the debentures, representing the difference between the fair value of common stock issuable upon conversion at the date of purchase and the amount of proceeds allocated to the debenture, exceeded the proceeds received.  Accordingly, effective with the date of amendment, we recorded a discount on the debentures equal to the principal amount of the debentures.  The recorded discount on these debentures is amortized to interest expense through the scheduled maturity dates.  In addition to the amortization of the remaining original discount at the effective date of the modifications of $72,222, during the year ended December 31, 2011, we amortized $394,285 of the modified discount. The remaining unamortized discounts of $205,715 at December 31, 2011 will be fully amortized through maturity in June 2012.

If the holders of our 10% Convertible Debentures elected to convert their security pursuant to the amended terms of the security, we would be required to issue 1.0 million shares of our common stock.

7% Convertible Note

In May 2010,   we issued a 7% two-year note in the amount of $350,000, convertible at the rate of $1.20 per share, together with 41,667 shares of our common stock and five-year warrants to purchase 166,667 shares of our common stock at an exercise price of $1.40 per share.  We allocated the total proceeds received to the shares and warrant, based upon the relative fair values of the note, shares and warrant, as determined using the Black-Scholes pricing model, and recorded these amounts as a discount on the note.  We also allocated a portion of the proceeds to a beneficial conversion feature, representing the difference between the fair value of common stock issuable upon conversion at the date of purchase and the amount of proceeds allocated to the note, and recorded this amount as an additional discount on the note.  The total discount, amounting to $350,000, is to be amortized to interest expense on the interest method through the scheduled maturity date of the note.

In June 2011, the holder of our 7% Convertible Note agreed to convert the note into shares of our common stock pursuant to amended terms agreed to in May 2011. The amended terms allowed the note holder to convert the principal and accrued interest through the original maturity date at an amended conversion rate of $0.90 per share, if the note holder converted between May 2, 2011 and June 30, 2011. We issued 443,408 shares of common stock and cancelled the outstanding principal plus accrued interest which totaled $399,067.

During the year ended December 31, 2011, we amortized $218,540 of the discount to interest expense, which included the remaining unamortized discount on the date of conversion.

10% Convertible Note

On February 10, 2011 at maturity, the holder of our 10% convertible note converted the principal amount plus accrued interest into 60,000 shares of common stock. During the three months ended March 31, 2011, we amortized the remaining discount of $7,638 to interest expense.

Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2011
Redeemable Preferred Stock

Note 8 - Redeemable Preferred Stock

We designated 880,000 shares of preferred stock as 10% Convertible Preferred Stock (the “Preferred Stock”). The Preferred Stock has a stated value (the “Stated Value”) of $10.00 per share. The Preferred Stock and any dividends thereon may be converted into shares of our common stock at any time by the holder at the initial conversion rate of $1.25 per share of common stock (the “Conversion Rate”). The holders of the Preferred Stock shall be entitled to receive dividends at the rate of ten percent (10%) per annum payable quarterly. Dividends shall not be declared, paid or set aside for any series or other class of stock ranking junior to the Preferred Stock, until all dividends have been paid in full on the Preferred Stock. The dividends on the Preferred Stock are payable, at our option, in cash, if permissible, or in additional shares of common stock. The Preferred Stock is not subject to any anti-dilution provisions other than for stock splits and stock dividends or other similar transactions. The holders of the Preferred Stock shall have the right to vote with our stockholders in any matter. The number of votes that may be cast by a holder of our Preferred Stock shall equal the Stated Value of the Preferred Stock purchased divided by the Conversion Ratio. The Preferred Stock shall be redeemable for cash by the holder any time after the three (3) year anniversary from the initial purchase. The Preferred Stock may be converted into shares or our common stock by the holder at the Conversion Ratio (as adjusted from time to time). The Preferred Stock may be converted by us, provided that the variable weighted average price of our common stock has closed at $4.00 per share or greater, for sixty (60) consecutive trading days and during such sixty (60) day period, the shares of common stock issuable upon conversion of the Preferred Stock have either been registered for resale or are issuable without restriction pursuant to Rule 144 of the Securities Act of 1933, as amended. At December 31, 2011, we would be required to issue 6,018,184 shares of our common stock if the remaining holders of our Preferred Stock elected to convert.

Pursuant to the terms of the Preferred Stock, since our net revenues for the twelve months ended December 31, 2011 are less than $10,000,000 as reported in our audited financial statements, the Conversion Rate is reduced to $1.00 (subject to adjustments for stock splits and stock dividends), and holders shall receive warrants to purchase a number of shares of our common stock equal to fifty percent of the number of shares of common stock issuable upon conversion of the Preferred Stock at the Conversion Rate. The warrants expire December 31, 2015 and have an initial exercise price of $1.00 per share and provide for cashless exercise at any time the underlying shares of common stock have not been registered for resale under the Securities Act of 1933 or are issuable without restriction pursuant to Rule 144 of the Securities Act.

During March and April 2011, we sold 759,773 shares of Preferred Stock at a price per share of $10, for gross proceeds of $7,597,730. Each share of Preferred Stock is convertible into eight (8) shares of common stock. We paid commissions, legal fees and other expenses of issuance of $828,340, which has been recorded as a discount and deducted from the face value of the Preferred Stock. This discount will be amortized over three years consistent with the initial redemption terms, to interest expense. During the year ended December 31, 2011, we charged $213,218 of this discount to interest expense. We attributed a beneficial conversion feature of $375,727 to the Preferred Stock based upon the difference between the effective conversion price of those shares and the closing price of our common stock on the date of issuance, which has been recorded as a discount and deducted from the face value of the Preferred Stock. The discount will be amortized over three years consistent with the initial redemption terms, as a charge to additional paid-in capital, due to a deficit in retained earnings. During the year ended December 31, 2011, we amortized $96,181 to additional paid-in capital. At December 31, 2011, we had an unamortized discount balance of $894,667.

During the year ended December 31, 2011, we issued 60,000 shares of our common stock upon conversion of 7,500 shares of our Preferred Stock.

Subsequent to December 31, 2011, after the adjustment to the Conversion Rate, we will be required to issue 7,522,730 shares of our common stock if the remaining holders of our Preferred Stock elected to convert. In addition, the holders of our Preferred Stock at December 31, 2011, subsequent to December 31, 2011 will be issued warrants to purchase 3,761,365 shares of our common stock at an exercise price of $1.00 per share.

Since the Preferred Stock may ultimately be redeemed at the option of the holder, the carrying value of the shares, net of unamortized discount and accumulated dividends, has been classified as temporary equity on December 31, 2011.

For the year ended December 31, 2011 we paid dividends on the Preferred Stock in the amount of $528,652, with 325,668 shares of common stock issued in lieu of cash to pay $352,032 of those dividends with an additional $176,620 was accrued at December 31, 2011.

The components of redeemable preferred stock are summarized as follows:

	December 31,	December 31,
	2011	2010
Redeemable preferred stock – face value	$7,522,730	$-
Accrued dividends	176,620	-
Unamortized discount	(894,667)	-
Redeemable preferred stock, net of discount	$6,804,683	$-

Placement Agent Warrants

We issued warrants to the placement agents for the sale of our 10% convertible preferred stock, to purchase 58,352 shares of 10% convertible preferred stock at $10 per share. The fair value of the warrants of $487,555 has been recorded as a liability on our balance sheet at December 31, 2011, as the underlying 10% convertible preferred stock is redeemable by the holder after three years from the date of purchase.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

Note 9 - Stockholders’ Equity

We are authorized to issue up to 100,000,000 shares of Common Stock, no par value, and up to 2,500,000 shares of Preferred Stock, no par value. There were 25,257,261 and 23,305,704 shares of common stock issued and outstanding at December 31, 2011 and 2010, respectively.  During the year ended December 31, 2011, we designated 880,000 shares of preferred stock as 10% convertible preferred stock and had issued and outstanding 752,273 shares of 10% convertible preferred stock at December 31, 2011. We may issue additional shares of preferred stock, with dividend requirements, voting rights, redemption prices, liquidation preferences and premiums, conversion rights and other terms without a vote of the shareholders.

As of December 31, 2011, we had outstanding options, warrants, convertible debentures and convertible preferred stock that, when exercised or converted, could result in the issuance of up to approximately 24 million shares of common stock.

Common Stock Issuances for the Year Ended December 31, 2011

During February and March 2011, we issued 80,067 shares of common stock to consultants for services rendered. These shares were valued at $116,808, which approximated the fair value of the shares when issued.

We issued 262,500 shares of common stock, valued at $367,500 at date of issue pursuant to a letter agreement entered into during February 2011.

During February 2011, we issued 6,759 shares of common stock in lieu of cash, as payment of accrued interest with a value at date of issue of $6,583.

At maturity in February 2011, we issued 60,000 shares of common stock upon conversion of our 10% convertible note in the principal amount of $60,000 and $3,000 of accrued interest.

In March 2011, we received $200 and issued 20,000 shares of common stock upon exercise of a warrant.

Pursuant to the cashless exercise of warrants for 200,000 and 240,000 shares of common stock during February and March 2011, we issued 99,688 and 174,427 shares of common stock, respectively.

During June 2011, we issued 26,667 shares of common stock in lieu of cash, as payment of accrued interest with a value at date of issue of $29,600.

During June 2011, we issued 443,408 shares of common stock upon conversion of our 7% Convertible Note, in the principal amount of $350,000 and $49,067 of accrued interest

We paid the accrued dividend on our 10% convertible preferred stock declared on June 30, 2011 and September 30, 2011, with 148,105 and 177,563 shares of our common stock, respectively in lieu of cash, with a fair value on the effective date of the dividend of $176,245 and $175,787, respectively.

Pursuant to our license with Rutgers, during July 2011 we paid a portion of the minimum royalty due for 2010, with 42,373 shares of our common stock with a fair value of $50,000.

During August 2011, we issued 100,000 shares of common stock with a fair value on the date of issuance of $120,000, to a consultant pursuant to the terms of an agreement to provide services.

During October 2011, we issued 250,000 shares of common stock with a fair value on the date of issuance of $242,500 as a commitment fee pursuant to the terms of our revolving credit agreement. Since these shares of common stock are redeemable at the option of the holder for cash under the terms of the revolving credit agreement, they are classified outside of permanent equity.

During December 2011, we issued 60,000 shares of common stock upon conversion of 7,500 shares of our 10% convertible preferred stock, with a value of $75,000.

Common Stock Issuances for the Year Ended December 31, 2010

During February 2010, we issued 200,000 shares of common stock to consultants for services rendered. These shares were valued at $460,000, which approximated the fair value of the shares when issued.

During February 2010, we sold 122,000 shares of common stock and 12,200 five-year warrants, exercisable at $2.50 per share, for aggregate proceeds of $250,100.

During February 2010, we executed a purchase agreement and a registration rights agreement with Lincoln Park Capital, LLC (“LPC”), pursuant to which LPC agreed to purchase 100,000 shares of our common stock at $2.05 per share together with warrants to purchase 50,000 shares at an exercise price of $2.91 per share for total consideration of $205,000. Upon entering into the purchase agreement, we issued to LPC 85,000 shares of our common stock as consideration for entering into the agreement. Pursuant to the registration rights agreement, we filed a registration statement with the Securities and Exchange Commission covering the shares issued to LPC under the purchase agreement. The registration statement became effective and the initial purchase of 100,000 shares and 50,000 warrants was completed in May 2010. After the effective date, in May 2010, we sold an additional 20,000 shares under the agreement and received proceeds of $30,067. In July 2010, we and LPC mutually terminated the purchase agreement and related agreements.

During March 2010, we issued 54,856 shares of common stock in lieu of cash, as payment of accrued interest with a fair value at date of issue of $56,245.

During March 2010, the remaining 9% convertible debentures of $278,236 were converted, prior to their maturity dates and in accordance with their terms, into an aggregate of 927,453 shares of common stock.

We issued 300,000 shares of common stock to a consultant for services rendered with a fair value in May 2010, date of issue, of $450,000.

During May 2010, we sold 41,667 shares of common stock for proceeds of $50,000.

During May 2010, we received $153,682, and issued units consisting of 128,068 shares of common stock and five-year warrants to purchase 64,034 shares of common stock at an exercise price of $1.40 per share.

During June 2010, we received $159,600, and issued units consisting of 133,000 shares of common stock and five-year warrants to purchase 66,500 shares of common stock at an exercise price of $1.40 per share.

During July 2010, we issued 23,021 shares of common stock in lieu of cash, as payment of accrued interest with a fair value at date of issue of $20,273.

.

During August 2010, we received $130,000, and issued units consisting of 108,333 shares of common stock and five-year warrants to purchase 54,167 shares of common stock at an exercise price of $1.40 per share.

During September 2010, we issued 50,000 shares of common stock to a consultant for services rendered. These shares were valued at $50,000, which approximated the fair value of the shares when issued.

During September 2010, we received $987,926, and issued units consisting of 823,272 shares of common stock and five-year warrants to purchase 411,636 shares of common stock at an exercise price of $1.40 per share.

Pursuant to the terms of a letter agreement entered into during October 2010, we issued 35,000 shares of common stock to our placement agent, which had a fair value at date of issuance of $36,750.

During November 2010, we received $500,000, and issued units consisting of an aggregate of 416,667 shares of common stock and five-year warrants to purchase 208,333 shares of common stock at an exercise price of $1.40 per share.

Warrants

From time to time, we compensate consultants, advisors and investors with warrants to purchase shares of our common stock, in lieu of cash payments. Net share settlement is available to warrant holders.

The following table sets forth our warrant activity during the periods presented.

	Twelve Months Ended		Three Months Ended		Twelve Months Ended
	December 31, 2011		December 31, 2010		September 30, 2010
		Weighted-		Weighted-		Weighted-
	Number	Average	Number	Average	Number	Average
	of Shares	Exercise	of Shares	Exercise	of Shares	Exercise
	Issuable	Price	Issuable	Price	Issuable	Price
Beginning of period	5,329,783	$1.16	5,374,563	$1.44	3,122,446	$1.51
Granted during the period	582,358	0.90	381,666	1.42	2,277,117	1.33
Exercised during the period	(460,000)	0.60	-	-	(25,000)	0.87
Cancelled during the period	(400,000)	0.90	(426,446)	4.89	-	-
End of period	5,052,141	1.20	5,329,783	1.16	5,374,563	1.44

Exercisable at end of period	4,836,141	$1.21	5,329,783	$1.16	5,086,563	$1.47

We estimated the fair value of each warrant at the grant date by using the Black-Scholes option pricing model with the following range of assumptions for the warrants granted during the year ended December 31, 2011 – (i) no dividend yield, (ii) expected volatility of between 86% and 149%, (iii) risk-free interest rates of between 0.3% and 2.5%, and (iv) expected lives of between two years and five years.

Of the warrants to purchase 582,358 shares of our common stock granted during the year ended December 31, 2011, we issued warrants to purchase 316,682 shares of our common stock at a weighted average exercise price of $0.60 to the holders of our 10% convertible debentures pursuant to their amended terms. These warrants had a fair value of $234,730 at the date of grant which was charged to interest expense during the period. Additionally we issued warrants to purchase 265,676 shares of our common stock at a weighted average exercise price of $1.25 per share to various consultants for services rendered. These warrants had a fair value of $265,073 at the date of grant and were primarily recognized in general and administrative expenses during the period. The fair values at date of grant for these warrants were based on the Black-Scholes pricing model.

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation

Note 10 - Share-based Compensation

We have two nonqualified stock option plans approved by shareholders with an aggregate of approximately 1.3 million shares remaining available for grant as of December 31, 2011.  The exercise price of the options are established by the Board of Directors on the date of grant and are generally equal to the market price of the stock on the grant date.  The Board of Directors may determine the vesting period for each new grant. Options issued are exercisable in whole or in part for a period as determined by the Board of Directors of up to ten years from the date of grant.

We estimated the fair value of each option award at the grant date by using the Black-Scholes option pricing model with the following range of assumptions for the awards during the year ended December 31, 2011 – (i) no dividend yield, (ii) expected volatility of between 82% and 136%, (iii) risk-free interest rates of between 0.4% and 2.6%, and (iv) expected lives of between two years and seven years.

During the year ended December 31, 2011, we awarded options to purchase 1,130,000 shares of our common stock at a weighted average exercise price of $1.14 per share, to employees as components of their initial hiring compensation. The right to exercise certain of these options is based on the optionees’ achievement of specific objectives. As of December 31, 2011, the likelihood of, and the date on which the optionee might achieve the objectives were not apparent, therefore the fair value was not estimated. The remaining options had fair values at their date of grant which totaled $650,511 based on the Black-Scholes pricing model. In addition, when it becomes more than likely that the optionee will achieve their stipulated objectives, the fair value will then be determined and the balance amortized to operating expenses. Additionally, during the year ended December 31, 2011, we issued options to purchase 835,000 shares of our common stock at a weighted average exercise price of $1.50, to certain employees in recognition of services rendered and as an incentive for services to be rendered. These options had a fair value of $404,528 at the date of grant based on the Black-Scholes option pricing model.

Options to purchase 400,000 shares of our common stock at a weighted average exercise price of $1.20 were issued during the year ended December 31, 2011, to certain of our directors for board responsibilities. The fair value of these options on their date of grant based on the Black-Scholes option pricing model was $363,824.

We issued options to purchase 232,500 shares of our common stock to certain advisory board members during the year ended December 31, 2011. These options had a weighted average exercise price of $1.13 per share and their fair value on the date of grant was $221,957, based on the Black-Scholes option pricing model.

In addition to the charge to operating expenses during the year ended December 31, 2011 for the fair value of options earned and awarded during the year ended December 31, 2011, the fair value of certain options awarded in prior periods was amortized over their vesting periods during the year ended December 31, 2011. During the year ended December 31, 2011, $1,853,394 was recognized in general and administrative expenses. The remaining unamortized fair value of $175,276 will be recognized over future vesting periods.

The following table summarizes our stock option activity for the periods presented:

	Twelve Months Ended		Three Months Ended		Twelve Months Ended
	December 31, 2011		December 31, 2010		September 30, 2010
		Weighted-		Weighted-		Weighted-
	Number	Average	Number	Average	Number	Average
	of Shares	Exercise	of Shares	Exercise	of Shares	Exercise
	Issuable	Price	Issuable	Price	Issuable	Price
Beginning of period	3,488,761	$1.02	1,938,761	$0.61	2,219,799	$0.47
Granted during the period	2,597,500	1.26	1,600,000	1.53	150,00	1.22
Exercised during the period	-	-	-	-	-	-
Cancelled during the period	(200,000)	1.40	(50,000)	1.13	(431,038)	0.13
End of period	5,886,261	1.11	3,488,761	1.02	1,938,761	0.61

Exercisable at end of period	3,199,703	$1.06	1,326,685	$1.01	892,724	$0.97

The following table summarizes options outstanding at December 31, 2011:

	Number of Shares Issuable	Weighted- Average Exercise Price	Weighted- Average Remaining Term (Years)	Aggregate Intrinsic Value
Total shares issuable upon exercise	5,886,261	$1.11	3.9	$582,679
Options exercisable at December 31, 2011	3,199,703	1.06	3.4	171,169
Options not vested at December 31, 2011	2,686,558	1.27	4.4	411,510

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 11 - Income Taxes

Due to our substantial operating losses and the valuation allowance applied against our deferred tax assets, we have not recorded any income tax expense or benefit. Income tax benefit attributable to loss before income taxes differed from the amounts computed by applying the United States of America federal tax rate of 40% to loss before income taxes as a result of the following:

	December 31,	December 31,
	2011	2010

Current:
Federal	$-	$-
State	-	-
	-	-
Increase in valuation allowance	(1,260,000)	(1,400,000)
Benefit of operating loss carry forward	1,260,000	1,400,000
Provision for income taxes, net	$-	-

	December 31,	December 31,
	2011	2010
Statutory federal income tax rate	40.0%	40.0%
Increase in valuation allowance	(40.0%)	(40.0%)
Effective tax rate	0.0%	0.0%

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. At December 31, 2011, we had available net operating loss carry forwards of approximately $12.9 million that expire through 2031. Our ability to utilize our net operating loss carryforwards is uncertain and thus a valuation allowance has been provided against our net deferred tax asset. Due to the changes in ownership over the prior periods from debt conversions, equity financings and the merger transaction, we may have triggered a Section 382 limitation on the utilization of such net operating loss carryforwards. In addition, we have not remained current with our federal and state tax returns. The net deferred tax assets and liabilities are comprised of the following:

	December 31,	December 31,
	2011	2010
Deferred tax assets:
Current	$-	$-
Non-current	5,160,000	3,900,000
	5,160,000	3,900,000
Less valuation allowance	(5,160,000)	(3,900,000)
Net deferred income tax asset	$-	$-

Business Concentration	12 Months Ended
Dec. 31, 2011
Business Concentration

Note 12 – Business Concentration

During the year ended December 31, 2011, we sold our products to 26 different customers, with sales of our ECOTRAX rail ties to one customer representing approximately 51% of our total revenue. We did not recognize any revenue for the three months ended December 31, 2010. For the year ended September 30, 2011, we sold composite products to one customer representing approximately 62% of our total revenue.

Our purchases of raw materials and contract manufacturing services and products, was concentrated in approximately ten to twenty vendors, of which the top five represented approximately 40% of our total purchases during the year ended December 31, 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Operating leases

We lease approximately 2,000 square feet of office space in New Providence, New Jersey pursuant to a three-year lease agreement for office space which provides for initial monthly lease payments of approximately $3,400 with customary annual increases.  These premises serve as our corporate headquarters. The initial term of the lease expires on October 31, 2012 and the lease provides one renewal option for an additional three-year term.  Facility rent expense totaled approximately $39,600 and $42,720 for the years ended December 31, 2011 and 2010, respectively.

Prior to the Merger, we had leased approximately 2,500 square feet of office space in San Antonia, Texas pursuant to a five-year lease agreement which provided for an initial monthly lease of approximately $3,500, with customary annual increases. Effective January 1, 2009, we sublet the space for a monthly sublet fee of $2,000 through the expiration of the underlying lease on December 31, 2011.  Facility rent expense, net of sublet payments received was approximately $18,940 and $25,500 for the years ended December 31, 2011 and 2010, respectively.

Future minimum rental payments through the remainder of the initial lease term for the year ending December 31, 2012 is approximately $37,600.

Royalty Agreements

In February 2007, we acquired an exclusive, royalty-bearing license in specific but broad global territories to make, have made, use, sell, offer for sale, modify, develop, import, and export products made using patent applications owned by Rutgers University (“Rutgers”).  We are using these patented technologies in the production of our composite rail ties and structural building products.The term of the License Agreement runs until the expiration of the last-to-expire issued patent within the Rutgers’ technologies licensed under the License Agreement, unless terminated earlier.

We are obligated to pay Rutgers royalties ranging from 1.5% to 3.0% on various product sales, subject to certain minimum payments each year and to reimburse Rutgers for certain patent defense costs in the case of patent infringement claims made against the Rutgers patents.  We also pay annual membership dues to Rutgers Center for Advanced Materials via Immiscible Polymer Processing, or AIMPP, a department of Rutgers.  The membership allows us to use AIMPP for basic research and development at no additional cost, with access to more comprehensive R&D services available to us for fees determined on a per-project basis.

Litigation

In April 2006, we commenced an action against Tonga Partners, L.P. (“Tonga”), Cannell Capital, L.L.C. and J. Carlo Cannell in the United States District Court of New York, for disgorgement of short-swing profits pursuant to Section 16 of the Securities Exchange Act of 1934, as amended.  On November 10, 2004, Tonga converted a convertible promissory note into 1,701,341 shares of Common Stock, and thereafter, between November 10 and November 15, 2004, sold such shares for short-swing profits.  In September 2008, the District Court granted us summary judgment against Tonga for disgorgement of short-swing profits in the amount of $4,965,898.  The defendants are appealing from the order granting the summary judgment.

We are also subject to various other routine litigation incidental to our business. We do not believe that any of these routine legal proceedings would have a material adverse effect on our financial condition or results of operations.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

Note 14 - Related Party Transactions

Bradley C. Love

Mr. Love, who was a member of our board of directors from March 2010 until October 2010, was issued in January 2009, three-year options to purchase 50,000 shares of our common stock at $0.01 per share in consideration for business development and financial consulting services he provided.  Mr. Love subsequently exercised these options.

In 2009, as a consultant to Regal Capital LLC, Mr. Love received compensation from Regal of $62,500 and warrants to purchase an aggregate of 138,281 shares of our common stock at an exercise price of $0.88 per shares.  Some of the warrants expire on December 31, 2013 and the others expire on December 11, 2014 and January 21, 2015.  Also in 2009, as a registered representative with Bedminster Financial Group, Mr. Love received $48,000 in commissions with regard to our private placement.

In June 2009, Mr. Love and his spouse loaned us $100,000 pursuant to an interest-free short-term promissory note (the "Note").  As consideration for the Note we issued them a five year warrant to purchase 120,000 shares at $0.88 per share.  In September 2009, they rolled the principal amount of the Note into a $100,000 18-month convertible debenture. Interest under the debenture is 10% per annum (or 12% per annum if paid in stock at a conversion rate of $0.90 per share, at their discretion).  The conversion rate of the debenture is $0.90 per share.  The convertible debenture was issued together with five year warrants to purchase 100,000 shares at an exercise price of $0.90 per share.  Mr. Love also has a security interest in all of the proceeds payable to us arising out the action captioned Analytical Surveys, Inc. v. Tonga Partners, L.P., Cannell Capital LLC and Carlo Cannell, pending in the United States District Court, Southern District of New York, Civil Action No. 06-cv-2692.  As of the date hereof, $3,078 had been paid in interest under the debenture, and the principal amount of the debenture still owing was $100,000.

In September 2009, we entered into a financial consulting agreement with Mr. Love pursuant to which Mr. Love provides consulting services related to assistance with obtaining potential customers for our products in the U.S. and internationally, promoting us and our products to potential investors and identifying potential strategic partners, acquisition opportunities and joint venture partners for the expansion and development of our business and products.  The Agreement was amended in March 2010 to provide for a five year term.  Under the agreement, Mr. Love will receive five year warrants to purchase up to 360,000 shares of our common stock at an exercise price of $0.90 per share, exercisable over the term of the agreement at the rate of 72,000 shares per year.

Pursuant to his appointment to the board of directors, Mr. Love was granted, subsequent to September 30, 2010, an option to purchase 150,000 shares of common stock at $1.22 per share.  The option expires five years from date of issuance and the option vests as to 50,000 shares immediately, and the remaining 100,000 shares vest in equal parts one year and two years after grant.

Michael Dodd

Mr. Dodd, who has been a member of our board of directors since September 2010, is currently serving as the Chief Executive Officer of 3D Global Solutions Inc. (or 3D).  3D provides professional program management services to governments, corporations and global organizations. During the year ended December 31, 2011, 3D purchased approximately $102,200 of our composite rail ties on terms similar to our other customers which remains uncollected at December 31, 2011.

Samuel G. Rose – Revolving Credit Agreement

Samuel G. Rose beneficially owns in excess of 5% of our outstanding stock. During October 2011, we entered into a revolving credit agreement (the “Agreement”) with Mr. Rose. Under the terms of the Agreement, Mr. Rose has agreed to lend us up to $2,000,000 on a revolving basis (the “Loan”). The Loan bears interest at 12% per annum on the outstanding principal amount. Mr. Rose may elect to have all or a portion of accrued interest paid in shares of our common stock. The common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the variable weighted average price (“VWAP”) for our common stock for the thirty days ending one trading prior to the date of issuance of such shares. The Loan will mature on September 30, 2012.

Mr. Rose may convert up to fifty percent of the trailing ninety day average of outstanding principal amount under the Loan into shares of our common stock. Such common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the VWAP for our common stock for any thirty days ending one trading prior to the date of issuance of such shares.

In consideration for the Loan, we paid all legal and accounting costs associated with the documentation of the Loan and issued to Mr. Rose 250,000 shares of our restricted common stock. We have agreed to register the common stock issued to Mr. Rose within six months from date of closing provided, however, if such common stock is not registered we will redeem all of Mr. Rose’s unregistered stock in cash at a price equal to the greater of (a) the average VWAP for the thirty days ending one trading day prior to the date of issuance or (b) $0.90 per share. Mr. Rose agreed to waive any notice requirements under the Agreement in connection with our sale of certain securities pursuant to a registration statement on Form S-1, which we initially filed on December 22, 2011 and may amend from time to time thereafter.

We gave Mr. Rose a security interest in all of our inventory and accounts receivable pursuant to terms of a security agreement.

During the year ended December 31, 2011, we borrowed $466,000 under the Agreement, which is still outstanding at December 31, 2011.

Transition Period Comparative Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Transition Period Comparative Data (Unaudited)

Note 15 - Transition Period Comparative Data (Unaudited)

The information furnished in these interim condensed financial statements includes normal recurring adjustments and reflects all adjustments, which in our opinion, are necessary for a fair presentation of such financial statements.

Consolidated Statements of Operations

	Three Months Ended	Three Months Ended
	December 31, 2011	December 31, 2010
Revenue	$1,697,641	$-
Cost of goods sold	1,669,569	-
Gross profit	28,072	-

Operating expenses:
Research and development costs	236,995	43,066
Marketing and sales	342,872	71,086
General and administrative expenses	578,859	1,925,595
Depreciation and amortization	44,164	74,194
Total operating costs and expenses	1,202,890	2,113,941

Loss from operations	(1,174,818)	(2,113,941)

Total other expense :
Interest expense, net	32,827	27,052
Amortization of debt and preferred stock discounts	281,684	133,786
Gain from change in fair value of derivative liability	(5,392)	-
Total other expense	309,119	160,838

Loss before income taxes	(1,483,937)	(2,274,779)

Provision for income taxes	-	-

Net loss	(1,483,937)	(2,274,779)
Accretion of preferred dividends and beneficial conversion feature	(210,180)	-
Net loss attributable to common shareholders	$(1,694,117)	$(2,274,779)

Weighted average common shares - basic and diluted	25,126,391	23,042,108

Basic and diluted net loss per share	$(0.07)	$(0.10)

Consolidated Statements of Cash Flows

	For the Three Months Ended December 31,	For the Three Months Ended December 31,
	2011	2010

Cash flow from operating activities:
Net loss	$(1,483,937)	$(2,274,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, and amortization	45,088	74,195
Accretion of interest expense on convertible debentures	102,857	133,786
Accretion of preferred stock discount	75,161	-
Accretion of revolving credit agreement discount	55,957	-
Change in fair value of derivative liability	(5,392)	-
Issuance of common stock and warrants for financial obligations	253,979	1,349,596
Allowance for doubtful accounts	32,731	-
Changes in operating assets and liabilities:
Accounts receivable	(196,140)	386,763
Inventories	65,080	(10,141)
Prepaid expenses and other	61,256	(85,175)
Accounts payable & accrued liabilities	111,293	(149,342)
Net cash used in operating activities	(882,067)	(575,097)

Cash flows from investing activities:
Purchase of equipment and leasehold improvements	(265,007)	(477)
Net cash used in investing activities	(265,007)	(477)

Cash flows from financing activities:
Proceeds from revolving credit agreement	466,000	-
Issuance of common stock, net of expenses	-	500,000
Repayment of notes and convertible debentures	-	(25,710)
Net cash provided by financing activities	466,000	474,290

Net (decrease) increase in cash	(681,074)	(101,284)
Cash and cash equivalents at beginning of period	2,663,846	886,896
Cash and cash equivalents at end of period	$1,982,772	$785,612

Supplemental disclosures of cash flow information:
Cash paid for interest	$55,394	$3,773
Accretion of dividends on 10% convertible preferred stock	176,620	-
Common stock issued for consulting services	-	36,750

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event

Note 16 - Subsequent Event

8.75% Convertible Debenture

Upon maturity on January 31, 2012, we repaid the 8.75% convertible debenture in the principal amount of $172,500, plus accrued interest through the date of maturity.

10% Convertible Preferred Stock “Make Good” Adjustment

Subsequent to December 31, 2011, pursuant to the terms of our 10% preferred stock (“Preferred Stock”), we will reduce the Conversion Rate of our Preferred Stock to $1.00 from $1.25 and we will issue a warrant to each holder of our Preferred Stock to purchase a number of shares of common stock equal to fifty percent of the number of shares of common stock issuable upon conversion of their Preferred Stock. The warrants will expire December 31, 2015, will have an initial exercise price of $1.00 per share and will provide for cashless exercise at any time the underlying shares of common stock have not been registered for resale under the Securities Act of 1933 or are issuable without restriction pursuant to Rule 144 of the Securities Act.